Commitments and Contingencies - Future Minimum Lease Payments (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Future minimum lease payments
2016		$ 3,793
2016 (remaining six months)	$ 2,824
2017	8,596	3,498
2018	6,984	1,903
2019	5,673	513
2020	5,408	159
Thereafter	20,963
Total minimum lease payments	$ 50,448	$ 9,866